UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21158

        Nuveen North Carolina Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) August 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 3.6% (2.4% of Total Investments)
$2,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$2,083,960
	2002, 5.500%, 5/15/39

	Education and Civic Organizations - 14.8% (10.1% of Total Investments)
500	East Carolina University, General Revenue Bonds, Series 2003A, 5.000%, 5/01/19 - AMBAC Insured	5/13 at 100.00	Aaa	545,110
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
1,750	5.125%, 10/01/26	10/11 at 100.00	AA+	1,854,160
500	5.125%, 10/01/41	10/11 at 100.00	AA+	523,465
3,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2002A,	10/12 at 100.00	AA+	3,160,680
	5.125%, 7/01/42
1,900	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	AAA	2,016,736
	4/01/27 - AMBAC Insured
500	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/24 - AMBAC	4/14 at 100.00	Aaa	537,325
	Insured

	Healthcare - 12.2% (8.4% of Total Investments)
2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/07 at 102.00	AA	2,082,300
	Carolina Healthcare System, Series 1997A, 5.125%, 1/15/22
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA	780,225
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA-	2,138,060
	Obligated Group, Series 2003A, 5.000%, 11/01/18
500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005,	1/15 at 100.00	AAA	529,800
	5.000%, 1/01/33 - FGIC Insured
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	530,930
	5.000%, 11/01/24
1,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph's Health	10/11 at 101.00	AA	1,059,950
	System, Series 2001, 5.250%, 10/01/31

	Housing/Multifamily - 1.8% (1.2% of Total Investments)
1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments,	7/13 at 105.00	AAA	1,057,680
	Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)

	Housing/Single Family - 2.3% (1.6% of Total Investments)
1,285	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/09 at 100.00	AA	1,326,840
	5A, 5.625%, 7/01/30 (Alternative Minimum Tax)

	Industrials - 1.4% (0.9% of Total Investments)
800	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	No Opt. Call	BBB	802,080
	Management Inc., Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory put 8/01/07)

	Long-Term Care - 0.7% (0.5% of Total Investments)

400	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc.,	10/14 at 100.00	N/R	410,796
	Series 2005A, 5.500%, 10/01/35

	Materials - 2.4% (1.7% of Total Investments)
1,400	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	12/05 at 102.00	BBB	1,422,106
	Environmental Improvement Revenue Bonds, Champion International Corporation, Series 1995A, 5.750%,
	12/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 18.5% (12.6% of Total Investments)
3,900	Cary, North Carolina, General Obligation Water and Sewer Bonds, Series 2001, 5.000%, 3/01/20	3/11 at 102.00	AAA	4,234,347
	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
850	5.000%, 6/01/19 - FGIC Insured	6/12 at 101.00	AAA	930,164
900	5.000%, 6/01/20 - FGIC Insured	6/12 at 101.00	AAA	981,711
1,050	5.000%, 6/01/21 - FGIC Insured	6/12 at 101.00	AAA	1,143,545
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	543,045
2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AAA	2,492,600
	7/01/15 - MBIA Insured
400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AAA	432,524

	Tax Obligation/Limited - 29.3% (20.0% of Total Investments)
1,550	Cary, North Carolina, Certificates of Participation, Public Improvement Projects, Series 2002A,	12/12 at 100.00	AA+	1,684,215
	5.000%, 12/01/17
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22 - MBIA	6/14 at 100.00	Aaa	1,982,070
	Insured
1,500	Centennial Authority, North Carolina, Hotel Tax Revenue Bonds, Arena Project, Series 1997, 5.125%,	9/07 at 102.00	AAA	1,586,220
	9/01/19 - FSA Insured
2,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series	6/13 at 100.00	AA+	2,891,295
	2003G, 5.000%, 6/01/33
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23 - AMBAC	12/12 at 100.00	AAA	3,212,340
	Insured
500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College,	4/14 at 100.00	AAA	551,315
	Series 2004, 5.250%, 4/01/20 - FSA Insured
1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,080,440
	5.000%, 6/01/20
2,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 -	9/12 at 101.00	AAA	2,143,180
	AMBAC Insured
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 - AMBAC	6/13 at 101.00	AAA	1,930,977
	Insured

	Transportation - 9.1% (6.2% of Total Investments)
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,780	5.250%, 11/01/15 - FGIC Insured	5/11 at 101.00	Aaa	1,947,338
3,100	5.000%, 11/01/20 - FGIC Insured	5/11 at 101.00	Aaa	3,329,834

	U.S. Guaranteed *** - 10.8% (7.4% of Total Investments)
500	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Aaa	552,495
	6/01/26 (Pre-refunded to 6/01/10) - MBIA Insured
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment
	Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded to 1/01/13)	1/13 at 101.00	AA+***	1,480,250
770	5.250%, 1/01/19 (Pre-refunded to 1/01/13)	1/13 at 101.00	AA+***	866,412
1,235	5.250%, 1/01/23 (Pre-refunded to 1/01/13)	1/13 at 101.00	AA+***	1,389,634

800	Mecklenburg County, North Carolina, General Obligation Public Improvement Bonds, Series 2000D,	4/10 at 101.50	AAA	873,264
	5.000%, 4/01/13 (Pre-refunded to 4/01/10)
1,000	North Carolina, General Obligation Bonds, Series 2000A, 5.100%, 9/01/16 (Pre-refunded to 9/01/10)	9/10 at 102.00	AAA	1,105,100

	Utilities - 14.5% (9.9% of Total Investments)
4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	1/06 at 100.00	AAA	4,008,280
	5.500%, 1/01/17 - FGIC Insured
2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	2,946,078
	1/01/15 - AMBAC Insured
1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	1,510,964
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

	Water and Sewer - 24.7% (17.1% of Total Investments)
	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001:
750	5.125%, 6/01/26	6/11 at 101.00	AAA	800,798
1,780	5.125%, 6/01/26 - FGIC Insured	6/11 at 101.00	AAA	1,900,559
	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002:
680	5.000%, 6/01/16 - MBIA Insured	6/13 at 100.00	AAA	743,845
710	5.000%, 6/01/17 - MBIA Insured	6/13 at 100.00	AAA	775,661
300	5.000%, 6/01/18 - MBIA Insured	6/13 at 100.00	AAA	327,531
2,500	Kannapolis, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001B, 5.250%, 2/01/26	2/12 at 101.00	AAA	2,663,200
	(Alternative Minimum Tax) - FSA Insured
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	AAA	535,625
	6/01/23 - XLCA Insured
1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds,	7/11 at 101.00	AA+	1,054,630
	Series 2001, 5.000%, 7/01/26
	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A:
500	5.000%, 6/01/17	6/12 at 100.00	AAA	542,680
4,715	5.000%, 6/01/19	6/12 at 100.00	AAA	5,111,577

$79,280	Total Long-Term Investments (cost $81,251,495) - 146.1%			85,147,946

	Other Assets Less Liabilities - 2.0%			1,120,822

	Preferred Shares, at Liquidation Value - (48.1)%			(28,000,000)

	Net Assets Applicable to Common Shares - 100%			$58,268,768

Forward Swap Contracts outstanding at August 31, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Citibank dated June 30, 2005 to pay semi-annually the notional amount multiplied by 4.699% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR
(United States Dollar-London Inter-Bank Offered Rates).	$2,000,000	2/27/06	2/27/26	$(6,284)

Agreement with JPMorgan dated August 9, 2005, to pay semi-annually the notional amount multiplied by 5.075% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United
States Dollar-London Inter-Bank Offered Rates).	600,000	2/22/06	2/22/26	(30,753)

				$(37,037)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $81,368,835.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$3,896,457
Depreciation	(117,346)

Net unrealized appreciation of investments	$3,779,111

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.